NF_Global Commodity Stock Fund_Class Z PRO-01 | Fidelity Global Commodity Stock Fund
Fund Summary Fund/Class:<br/>Fidelity® Global Commodity Stock Fund/Fidelity Advisor® Global Commodity Stock Fund Z
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
Shareholder Fees {- Fidelity Global Commodity Stock Fund}	NF_Global Commodity Stock Fund_Class Z PRO-01 Fidelity Global Commodity Stock Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Global Commodity Stock Fund}	NF_Global Commodity Stock Fund_Class Z PRO-01 Fidelity Global Commodity Stock Fund Fidelity Advisor Global Commodity Stock Fund: Class Z
Management fee	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%	[1]
Total annual operating expenses	0.85%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Global Commodity Stock Fund}	NF_Global Commodity Stock Fund_Class Z PRO-01 Fidelity Global Commodity Stock Fund Fidelity Advisor Global Commodity Stock Fund: Class Z USD ($)
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies
  Investing in securities issued throughout the world.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in stocks of companies principally engaged in the energy, metals, and agriculture group of industries.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Commodities Industry Concentration. The energy, metals, and agriculture industries can be significantly affected by commodity prices and consumption, world events, import and export controls, worldwide competition, government regulations, and economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.28%	September 30, 2010
Lowest Quarter Return	-24.35%	September 30, 2011
Year-to-Date Return	3.64%	June 30, 2018

Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2017

* The returns shown above are for Class I, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity Global Commodity Stock Fund} - NF_Global Commodity Stock Fund_Class Z PRO-01 - Fidelity Global Commodity Stock Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Advisor Global Commodity Stock Fund: Class I				Mar. 25, 2009
Fidelity Advisor Global Commodity Stock Fund: Class I | Return Before Taxes	18.60%	(0.52%)	4.73%
Fidelity Advisor Global Commodity Stock Fund: Class I | After Taxes on Distributions	18.22%	(0.90%)	4.45%	Mar. 25, 2009
Fidelity Advisor Global Commodity Stock Fund: Class I | After Taxes on Distributions and Sales	10.88%	(0.40%)	3.81%	Mar. 25, 2009
MSCI ACWI (All Country World Index) Index(reflects no deduction for fees or expenses)	24.46%	11.23%	13.61%
MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index(reflects no deduction for fees, expenses, or taxes)	20.18%	0.56%	5.48%
[1]	From March 25, 2009